EQ ADVISORS TRUSTSM – ATM SMALL CAP PORTFOLIO

SUPPLEMENT DATED FEBRUARY 15, 2012 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus dated May 1, 2011, as supplemented, of the ATM Small Cap Portfolio of the EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, or a copy of the Prospectus and Statement of Additional information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

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The legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus, dated May 1, 2011, as supplemented June 14, 2011, July 1, 2011, August 12, 2011, August 18, 2011, October 1, 2011, December 6, 2011 and February 15, 2012; Statement of Additional Information (“SAI”), dated May 1, 2011, as supplemented June 14, 2011, July 1, 2011, August 16, 2011, October 1, 2011, and December 6, 2011; and the Portfolio’s audited financial statements included in its annual report to shareholders dated December 31, 2010, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus and SAI and any supplements thereto, its annual report and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-877-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

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Effective May 1, 2012, the Portfolio’s investment objective in Trust’s Prospectus will change as indicated below:

The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of small-capitalization companies, including securities included in the Russell 2000 Index.